Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Foundation Funds
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
AmendmentFlag	false
EntityCentralIndexKey	0001048133
DocumentEffectiveDate	Jul. 29, 2019
DocumentCreationDate	Jul. 29, 2019
Delaware Strategic Allocation Fund | Class A
Document and Entity Information:
Trading Symbol	DFBAX
Delaware Strategic Allocation Fund | Class C
Document and Entity Information:
Trading Symbol	DFBCX
Delaware Strategic Allocation Fund | Class R
Document and Entity Information:
Trading Symbol	DFBRX
Delaware Strategic Allocation Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DFFIX